INVESTMENT IN AFFILIATE (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	May 29, 2020
Common stock, shares, issued	744,496	1,685,467
Common stock price per share	$ 0.01	$ 0.01
Purchase of warrant	$ 150,000
Number of shares post-reverse stock split, per share	$ 340
BiosensX [Member]
Common stock, shares, issued			14,000,000
Common stock price per share			$ 0.001
Equity interest percentage			50.00%
Investments